ACQUISITIONS (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Sep. 13, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ACQUISITIONS
Acquisition of Common stock	$ 400,000
Acquisition of note payable	$ 1,200,000
Per shares price	$ 10
Number of shares issued	40,000	100,000	100,000
Annual customer attrition rate			5.00%
Gross margin percentage			37.00%
Tax rate			25.50%	0.00%
Discount rate			12.00%